SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 71,739
2026	56,557
2027	56,557
2028
Thereafter	1,596,003
Intangible assets, net	$ 1,780,856	$ 1,845,006